Summary of Significant Accounting Policies (Details 3) - shares		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share		368,216	365,716
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive computation of diluted net loss per share	[1]	2,927,572	189,750

[1]	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future related to the 2017 Convertible Notes.